Going Concern and Management Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern and Management Plans (Textual)
Net loss	$ (13,076,854)	$ (7,076,609)
Working capital	508,119
Stockholders' equity	$ 881,333	$ 2,735,344	$ (1,831,393)